Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Supplement [Text Block]	dbxetf_SupplementTextBlock

March 6, 2015

Supplement to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information of

Deutsche X-trackers Harvest MSCI All China Equity ETF

Effective March 9, 2015, Deutsche X-trackers Harvest MSCI All China Equity ETF is renamed Deutsche X-trackers MSCI All China Equity ETF.

Deutsche X-trackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

March 6, 2015

Supplement to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information of

Deutsche X-trackers Harvest MSCI All China Equity ETF

Effective March 9, 2015, Deutsche X-trackers Harvest MSCI All China Equity ETF is renamed Deutsche X-trackers MSCI All China Equity ETF.